GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Segment Reporting Geograhic Area [Line Items]
Number of operating segments | item	1
Revenue from sales to customers		$ 17,800
Long-lived assets	2,338	3,372
Europe [Member]
Segment Reporting Geograhic Area [Line Items]
Revenue from sales to customers		17,800
Israel [Member]
Segment Reporting Geograhic Area [Line Items]
Long-lived assets	2,312	2,712
Unites States [Member]
Segment Reporting Geograhic Area [Line Items]
Long-lived assets	$ 26	$ 660
Revenue [Member] | Customer A [Member]
Segment Reporting Geograhic Area [Line Items]
Sales to a single customer exceeding 10%		44.00%
Revenue [Member] | Customer B [Member]
Segment Reporting Geograhic Area [Line Items]
Sales to a single customer exceeding 10%		56.00%